INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The Company’s income before income taxes and the applicable provision for (benefit from) income taxes are as follows:

	Year Ended December 31,
	2012	2011	2010
Income from continuing operations before income taxes:
United States	$108.4	$58.1	$40.2
Foreign	7.2	40.7	48.5

	$115.6	$98.8	$88.7

Provision for (benefit from) income taxes:
United States federal	$43.1	$33.2	$(209.2)
State and local	(9.8)	(3.8)	(42.8)
Foreign	11.5	6.0	16.7

	$44.8	$35.4	$(235.3)

Current:
United States federal	$2.3	$0.8	$1.0
State and local	2.2	0.7	(4.5)
Foreign	10.7	21.7	15.5

	15.2	23.2	12.0

	Year Ended December 31,
	2012	2011	2010
Deferred:
United States federal	76.0	60.1	(197.5)
State and local	(5.2)	(1.4)	(35.8)
Foreign	3.0	(14.4)	4.4

	73.8	44.3	(228.9)
Benefits of operating loss carryforwards:
United States federal	(35.2)	(27.7)	(12.7)
State and local	(6.8)	(3.1)	(2.5)
Foreign	(2.2)	(1.3)	(3.2)

	(44.2)	(32.1)	(18.4)

	$44.8	$35.4	$(235.3)

Reconciliation of Tax Expense to Statutory Federal Income Tax Rate

The actual tax on income before income taxes is reconciled to the applicable statutory federal income tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
Computed expected tax expense	$40.5	$34.6	$31.0
State and local taxes, net of U.S. federal income tax benefit	3.9	(2.5)	0.1
Foreign and U.S. tax effects attributable to operations outside the U.S.	(3.8)	3.8	(5.1)
Reduction in valuation allowance	(15.8)	(16.9)	(283.7)
Foreign dividends and earnings taxable in the U.S.	12.7	15.2	14.5
Restructuring charges for which there is no tax benefit	7.2	—	—
Other	0.1	1.2	7.9

Tax expense	$44.8	$35.4	$(235.3)

Components of Deferred tax assets and liabilities

Deferred taxes are the result of temporary differences between the bases of assets and liabilities for financial reporting and income tax purposes. Deferred tax assets and liabilities at December 31, 2012 and 2011 were comprised of the following:

	December 31,
	2012	2011
Deferred tax assets:
Inventories	$3.6	$3.5
Net operating loss carryforwards — U.S.	143.1	176.8
Net operating loss carryforwards — foreign	51.1	82.8
Employee benefits	98.9	101.1
State and local taxes	2.3	2.2
Sales related reserves	31.4	32.9
Other	30.7	33.0

Total gross deferred tax assets	361.1	432.3
Less valuation allowance	(70.6)	(120.0)

Total deferred tax assets, net of valuation allowance	290.5	312.3
Deferred tax liabilities:
Plant, equipment and other assets	(17.0)	(17.6)
Foreign currency translation adjustment	(1.1)	(1.8)
Other	(21.0)	(20.4)

Total gross deferred tax liabilities	(39.1)	(39.8)

Net deferred tax assets	$251.4	$272.5

Reconciliation of the beginning and ending amount of the unrecognized tax benefits

A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

Balance at January 1, 2011	$44.1
Increase based on tax positions taken in a prior year	5.1
Decrease based on tax positions taken in a prior year	(3.7)
Increase based on tax positions taken in the current year	6.3
Decrease related to settlements with taxing authorities and changes in law	(1.0)
Decrease resulting from the lapse of statutes of limitations	(4.8)

Balance at December 31, 2011	$46.0
Increase based on tax positions taken in a prior year	8.5
Decrease based on tax positions taken in a prior year	(4.8)
Increase based on tax positions taken in the current year	6.0
Decrease resulting from the lapse of statutes of limitations	(5.8)

Balance at December 31, 2012	$49.9